Income tax expense	12 Months Ended
Dec. 31, 2016
Income tax expense
Income tax expense
21.	Income tax expense

Cayman Islands

Under the current laws of the Cayman Islands, the Company and its subsidiaries incorporated in the Cayman Islands are not subject to tax on income or capital gain. Additionally, the Cayman Islands do not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

Under the Hong Kong tax laws, subsidiaries in Hong Kong are subject to the Hong Kong profits tax rate at 16.5% and they may be exempted from income tax on their foreign-derived income and there is no withholding tax in Hong Kong on remittance of dividends.

PRC

Under the PRC Enterprise Income Tax Law (“EIT Law”), EIT rate is 25% for enterprises incorporated in the PRC. Preferential EIT rates are available for enterprises qualified as High and New Technology Enterprises (“HNTEs”) and Software Enterprises (“SEs”). Entities qualified as HNTEs enjoy a reduced tax rate of 15% within three years after obtaining the HNTE certificate. An entity could re-apply for the HNTE certificate when the prior certificate expires. Historically, all of HNTEs of the Group successfully re-applied for the certificates when the prior ones expired. Entities qualified as SEs enjoy a two-year exemption for EIT from the first profitable year followed by a three-year half reduction in tax rate.

Further, pursuant to the EIT Law, a 10% withholding tax is levied on dividends declared by PRC enterprises to their foreign non-resident enterprise investors. A lower withholding tax rate will be applied if tax treaty or arrangement benefits are available. According to the tax arrangement between the PRC and Hong Kong, withholding tax rate of 5% is applicable if direct foreign non-resident enterprise investors own directly at least 25% equity interest in the PRC enterprises and meet the relevant requirements.

Composition of income tax expenses:

	2014	2015	2016
	RMB	RMB	RMB

Current income tax	112,440	75,458	140,706
Deferred income tax	(14,797)	(10,940)	6,863

	97,643	64,518	147,569

Composition of deferred tax assets and liabilities:

	2015	2016
	RMB	RMB

Deferred tax assets
Amortization of Intangible assets	618	680
Tax losses carried forward	45,819	29,255
Allowance for credit losses	-	5,622
Less: valuation allowance	(17,471)	(18,170)
	28,966	17,387

Deferred tax liabilities
Intangible assets arising from business combinations	(40,356)	(51,617)
	(40,356)	(51,617)

Net deferred tax liabilities	(11,390)	(34,230)

Movement of valuation allowance:

	2014	2015	2016
	RMB	RMB	RMB

Balance as of January 1	9,901	2,044	17,471
Additions	227	16,707	1,014
Reversals	(8,084)	(1,280)	(315)

Balance as of December 31	2,044	17,471	18,170

As of December 31, 2016, the Group had net operating losses carried forward of approximately RMB117.0 million which arose from the subsidiaries, VIEs and subsidiaries of VIEs established in the PRC. The losses carried forward will expire during the period from 2017 to 2021.

Reconciliation of the differences between the statutory EIT rate applicable to profits of the consolidated entities and the income tax expenses of the Group:

	2014	2015	2016
	RMB	RMB	RMB

Profit/(Loss) before tax	587,214	(320,766)	(190,384)

Income tax computed at statutory EIT rate (25%)	146,804	(80,192)	(47,596)
Effect of preferential tax rates for certain entities comprising the Group	(59,422)	(60,798)	(20,409)
Effect of differing tax rates in different jurisdictions	16,505	177,749	184,235
Non-deductible expenses and non-taxable income, net	3,367	11,960	34,012
Tax savings from additional deductions on certain research and development expenses available for subsidiaries incorporated in the PRC	(501)	-	(3,253)
Change in valuation allowances	(7,857)	15,427	699
Adjustments to current income tax of prior years	(1,253)	-	-
Others	-	372	(119)

Income tax expense	97,643	64,518	147,569

Effective income tax rate	16.6%	(20.1)%	(77.5)%